Sustainable Aware Equity Fund [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Sustainable Aware Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.07%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.31%	9.24%	10.97%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	12.06%	10.86%	11.94%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.91%	9.71%	10.79%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	12.23%	11.03%	12.12%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	12.06%	10.86%	11.94%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.63%	7.36%	8.71%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.37%	7.90%	8.91%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent